Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Asia-Pacific Region	852,062	742,327	462,837	482,725
Europe	466,315	542,410	380,062	573,102
The United States	5,156	6,486	90,989	111,288
	1,323,533	1,291,223	933,888	1,167,115

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The location of the Company’s identifiable assets is as follows:

	April 30	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

PRC	723,210	616,777	598,889
Hong Kong	459,029	494,033	478,696
Macau	8,348	39,225	10,243
Thailand	3,142	27,396	62,899
United States	-	1,711	4,094